Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Warranty reserves		$ 437
Accrued expenses		993
Intangible assets		143
Deferred tax asset		1,573
Prepaid assets		457
Property and equipment		511
Inventory valuation adjustment		1,517
Deferred tax liabiliy		2,485
Net deferred tax liability	$ (719)	$ 912